Future Minimum Rental Commitments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 36,927
2013	31,564
2014	26,582
2015	20,088
2016	16,681
Thereafter	26,884
Total	$ 158,726